Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Notes Payable (Details)
Interest Waived	$ 4,770	$ 4,351	$ 7,318